EATON VANCE GREATER CHINA GROWTH FUND
Supplement to Prospectus dated January 1, 2015

1.  The following replaces “Portfolio Managers” under “Management” in “Fund Summaries – Eaton Vance Greater China Growth Fund”:

Portfolio Managers

Stephen Ma, (lead portfolio manager), Head of Greater China Equities and Senior Portfolio Manager of BMO GAM (Asia), has managed the Fund since November 2014.

Lily Jap, Portfolio Manager of BMO GAM (Asia), has managed the Fund since May 2015.

June Lui, Portfolio Manager of BMO GAM (Asia), has managed the Fund since May 2015.

2.  The following replaces the ninth paragraph in “Management.” under “Management and Organization”:

Stephen Ma (lead portfolio manager), Lily Jap and June Lui act as portfolio managers of the Fund.  Mr. Ma has been employed by BMO GAM (Asia) since 2014 and is currently Head of Greater China Equities and a senior portfolio manager.  Prior to joining BMO GAM (Asia) in 2014, Mr. Ma was a portfolio manager with Fidelity Hong Kong (1997-2014).  Ms. Jap joined BMO GAM (Asia) in 2007 as an investment analyst and since that time has specialized in Greater China equities.  Ms. Lui joined BMO GAM (Asia) in January 2015.  Previously, Ms. Lui was assistant fund manager (2012-2014) and analyst at F&C Asset Management from 2006, specializing in Greater China and Asia ex Japan equities.

May 11, 2015	18514 5.11.15

EATON VANCE GREATER CHINA GROWTH FUND
Supplement to Statement of Additional Information dated January 1, 2015

The following replaces the first and second paragraphs and accompanying tables in “Portfolio Managers.” under “Investment Advisory and Administrative Services”:

Portfolio Managers. The portfolio managers (each referred to as a “portfolio manager”) of the Greater China Growth Fund are listed below. The following table shows, as of March 31, 2015, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

	Number of All Accounts	Total Assets of All Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee
Stephen Ma
Registered Investment Companies	1	$124.6	0	$0
Other Pooled Investment Vehicles	2	$72.5	0	$0
Other Accounts	1	$166.1	1	$166.1
Lily Jap
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0
June Lui
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

The following table shows the dollar range of equity securities beneficially owned in a Fund by its portfolio manager(s) as of March 31, 2015 and in the Eaton Vance family of funds as of December 31, 2014.

Fund Name and Portfolio Manager	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in the Eaton Vance Family of Funds
Greater China Growth Fund
Stephen Ma	None	None
Lily Jap	None	None
June Lui	None	None

May 11, 2015